Summary of Material Accounting Policies - Schedule of Estimated Useful Lives for Current and Comparative Periods (Details)	12 Months Ended
Dec. 31, 2024
Trademark [Member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	11
Customer relationships [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	4
Customer relationships [Member] | Top of range [member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	12
Website platform [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	3
Website platform [Member] | Top of range [member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	9
Computer software [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	3
Computer software [Member] | Top of range [member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	5